Consolidated Statement of Financial Position - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 129,647,421	$ 38,930,957
Receivables and prepaid expenses	1,607,818	683,655
Current assets	131,255,239	39,614,612
Non-current assets:
Mining concession asset	11,621,703
Property, plant and equipment	11,214,207	680,062
Intangibles	60,000
VAT receivable	3,894,616	2,261,717
Non current assets	26,790,526	2,941,779
Total assets	158,045,765	42,556,391
Current liabilities:
Account payables and accrued liabilities	4,818,237	2,229,583
Warrants liability		3,163,115
Current portion provision for environmental remediation	652,131
Current portion of lease liability	722,050	82,795
Current portion of other long-term liabilities	2,470,586
Current liabilities	8,663,004	5,475,493
Non-current liabilities:
Provision for environmental remediation	937,240
Lease liability	1,136,276	72,732
Other long-term liabilities	2,181,709
Non-current liabilities	4,255,225	72,732
Total liabilities	12,918,229	5,548,225
Equity:
Share capital	243,720,586	102,256,065
Contributed surplus	33,623,682	17,110,478
Deficit	(132,216,732)	(82,358,377)
Equity	145,127,536	37,008,166
Total liabilities and equity	$ 158,045,765	$ 42,556,391